Supplemental cash flow information	12 Months Ended
Oct. 31, 2023
Supplemental Cash Flow Informations Abstract
Supplemental cash flow information [Text Block]

17. Supplemental cash flow information

The following provides a reconciliation of the cash flows from convertible debentures and derivative liabilities:

	Years ended October 31,
	2023	2022	2021
Balance - beginning of year	$4,433,363	$3,239,483	$3,615,080
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	645,151	765,671	510,000
Repayments of convertible debentures	(270,000)	(63,490)	(593,301)
Non-cash changes:
Accretion expense	279,834	1,179,603	1,169,921
Accrued interest on convertible debentures	471,596	368,280	408,543
Loss (gain) on repayment of convertible debentures	27,243	(47,877)	-
Loss on conversion of convertible debentures	21,120	94,326	-
Gain on revaluation of derivative liabilities	(658,503)	(409,607)	(2,547,192)
Loss on extinguishment of debt	1,400,823	200,650	1,018,928
Convertible debentures converted into common shares	(1,656,422)	(764,432)	(521,136)
Renewal of convertible debentures	-	-	(16,804)
Foreign exchange (gain) loss	(66,753)	(129,244)	195,444
Balance - end of year	$4,627,452	$4,433,363	$3,239,483